John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio Shareholder Fees - John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio - None or SAME	May 31, 2026
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%